Related Party Transactions	3 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Relationshipscoreboard.com Entertainment Inc. [Member]
Related Party Transactions [Text Block]	Note 7 – Related Party Transactions See Note 5 and 6.	Note 7 – Related Party Transactions See Note 5 and 6.	Note 6 – Related Party Transactions See Note 5.

Note 3 – Related Party Transactions

There were no related party transactions for the period ended December 31, 2009.

Subsequent to the December 31, 2009, the Company borrowed a loan of $400 from a director and shareholder of the Company.